Related parties - Remuneration of members of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related parties
Short-term employee benefits	€ 4,138	€ 4,098	€ 4,273
Post-employment pension and medical benefits		23	23
Termination benefits	679	235	565
Share-based payment transactions	(1,929)	822	1,822
Total compensation paid to key management	€ 2,888	€ 5,178	€ 6,683